VIA EDGAR

November 5, 2014

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 97, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001144204-14-064057 on October 30, 2014.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Very truly yours,

/s/ W. John McGuire

W. John McGuire